Average Annual Total Returns - Precious Metals and Minerals Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years	Class A 10 Years (or Life of Class)		MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	MSCI ACWI Gold Miners IMI Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI ACWI Gold Miners IMI Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI ACWI Gold Miners IMI Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	Lipper Precious Metals Equity Funds Index (reflects no deduction for taxes) 1 Year	Lipper Precious Metals Equity Funds Index (reflects no deduction for taxes) 5 Years	Lipper Precious Metals Equity Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	42.97%	8.12%	(4.14%)	42.97%	7.78%	(4.68%)	25.44%	6.23%	(2.59%)	43.30%	8.49%	(3.86%)	34.61%	6.77%	(5.24%)	[1]	26.60%	8.41%	8.79%	50.65%	11.33%	(4.01%)	40.95%	8.53%	(2.72%)

[1]	The inception date of the Class A shares (redesignated from Adviser Shares) was August 1, 2010.